Derivative Instruments and Hedging Activities - Additional Information (Detail) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Other Assets [Member]
Derivatives, Fair Value [Line Items]
Fair value of derivative	$ 4,100,000	$ 4,100,000
Interest Rate Caps [Member]
Derivatives, Fair Value [Line Items]
Notional value		2,400,000,000
Interest Rate Caps [Member] | Not Designated as Hedging Instrument [Member] | Other Assets [Member]
Derivatives, Fair Value [Line Items]
Fair value of derivative	$ 33,086,000	$ 22,336,000